Vessels In Operation, Less Accumulated Depreciation	12 Months Ended
Dec. 31, 2011
Vessels In Operation, Less Accumulated Depreciation [Abstract]
Vessels In Operation, Less Accumulated Depreciation
4.	Vessels in Operation, less Accumulated Depreciation

	December 31, 2011	December 31, 2010
Cost	$1,012,051	$1,008,330
Accumulated Depreciation	(122,325)	(85,832)
Drydock expenditure – in progress	523	—

Net book value	$890,249	$922,498

Variations in net book value of vessels including drydocking, are presented below:

	December 31, 2011	December 31, 2010
Opening balance	$922,498	$961,708
Additions in the period	7,863	830
Depreciation expense	(40,112)	(40,040)

Closing balance	$890,249	$922,498

There was no interest capitalized during the years ended December 31, 2011 and December 31, 2010 in respect of vessels in operation.

As of December 31, 2011 all 17 vessels were pledged as collateral under the credit facility agreement (see note 11).